INCOME TAX (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAX [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Computed "expected" income tax expenses	$ 818,452	$ 3,798,420	$ 5,102
Effect on tax incentive / holiday	(383,472)	(1,740,969)	(2,310,384)
Non-deductable expense/(tax exempted income)	122,448	81,578	72,979
Income tax expenses	$ 557,428	$ 2,139,029	$ 2,865,372